Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
11.	Accumulated Other Comprehensive Income (Loss)

GAAP defines comprehensive income as the change in equity of a business enterprise from transactions and other events and circumstances that relate to non-owner sources. A rollforward of the Company's accumulated other comprehensive income (loss) is presented in the table below (in thousands).

	Unrealized Gains (Losses) on Available-for-Sale Securities	Interest Rate Swap Contract	Totals

Balances at January 1, 2009, net of income taxes of $113,836	$—	$(169,914)	$(169,914)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $735	1,351	—	1,351
Change in fair value of interest rate swap contract, net of income taxes of $37,602	—	48,321	48,321

Balances at December 31, 2009, net of income taxes of $75,499	1,351	(121,593)	(120,242)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $859	1,614	—	1,614
Adjustments for net (gains) losses reclassified into net income, net of income taxes of $750	(1,393)	—	(1,393)
Change in fair value of interest rate swap contract, net of income taxes of $6,543	—	(11,103)	(11,103)

Balances at December 31, 2010, net of income taxes of $81,933	1,572	(132,696)	(131,124)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $39	(78)	—	(78)
Adjustments for net (gains) losses reclassified into net income, net of income taxes of $357	(663)	—	(663)
Change in fair value of interest rate swap contract, net of income taxes of $17,662	—	30,073	30,073
Reclassification adjustments for amortization of expense into net income, net of income taxes of $4,032	—	6,352	6,352

Balances at December 31, 2011, net of income taxes of $60,635	$831	$(96,271)	$(95,440)

Prior to the Company's debt restructuring on November 18, 2011, which is discussed at Note 2, the Company's interest rate swap contract had been a perfectly effective cash flow hedge instrument that was used to manage the risk of variable interest rate fluctuation on certain long-term debt. Changes in its estimated fair value were previously recognized as a component of other comprehensive income (loss). See Note 2(a) and Note 5 for further discussion of the interest rate swap contract. As a result of the Company's debt restructuring, the interest rate swap contract is no longer an effective cash flow hedge instrument. Therefore, subsequent changes in its estimated fair value are no longer included in other comprehensive income (loss) but are recognized in the Company's consolidated statements of income as interest expense. Future amortization of the accumulated other comprehensive loss attributable to the interest rate swap contract is expected to approximate $79.0 million, $70.3 million and $8.1 million during the years ending December 31, 2012, 2013 and 2014, respectively.